Document and Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document And Entity Information [Abstract]
Document Type	20-F/A
Amendment Flag	true
AmendmentDescription	This Amendment No. 1 to the Annual Report on Form 20-F filed with the Securities and Exchange Commission (the “SEC”) on October 11, 2017 (this “Amendment”) amends the Annual Report on Form 20-F for the fiscal year ended December 31, 2016 originally filed with the SEC on February 28, 2017 (the “Original Filing”) by Intelsat S.A., a Luxembourg company (“we,” “us,” “our,” “the Company” and “Intelsat” refer to Intelsat S.A. and its subsidiaries on a consolidated basis).This Amendment is filed solely to correct an inadvertent error contained in the Report of Independent Registered Public Accounting Firm of KPMG LLP (“KPMG”) relating to the audit of the Company’s consolidated financial statements. The KPMG report appears on page F-2 of the Original Filing. Except for the correction in the introductory paragraph of the KPMG report as further described below, no other changes have been made to the Original Filing. The introductory paragraph of the KPMG report, as revised in this Amendment on page F-2, corrects an inadvertent error in the Original Filing in the description of the financial statements and schedules audited. The KPMG report, as replaced in this Amendment, does not modify the unqualified opinion previously expressed in the Original Filing. Moreover, there have been no changes made to the consolidated financial statements in the Original Filing.The Company is filing this Amendment solely to: (i) file the revised KPMG report,(ii) resubmit the unchanged consolidated financial statements of the Company to which the revised KPMG report relates, (iii) file KPMG’s consent, and (iv) file currently dated certifications of our principal executive officer and our principal financial officer pursuant to Rule 12b-15 under the Securities and Exchange Act of 1934, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002. Except as described above, no other changes have been made to the Original Filing. The Original Filing continues to speak as of the date of the Original Filing, and we have not modified or updated the disclosures contained therein to reflect any events which occurred at a date subsequent to the Original Filing date.
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Trading Symbol	I
Entity Registrant Name	INTELSAT S.A.
Entity Central Index Key	0001525773
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	118,028,651